Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

February 3, 2022

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 88 to Registration Statement on Form N-1A (Registration Nos.: 811-08071; 333-22309)

Ms. O’Neal:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 88 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series, Lazard Retirement US Systematic Small Cap Equity Portfolio (the “New Portfolio”), to the Fund.

We respectfully request limited review of the Amendment for the following reasons. On October 28, 2021 a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard US Systematic Small Cap Equity Portfolio (the “LFI Portfolio”), was filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b). The LFI Portfolio and the New Portfolio pursue identical investment strategies and have identical investment risks and disclosure. As the New Portfolio is identical to the LFI Portfolio in all respects, except that the New Portfolio is offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies, we believe that limited review is appropriate.

Other than the changes described above and updating information in connection with the Fund’s annual Registration Statement update, the prospectus and statement of additional information are substantially identical to those filed by the Fund and other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the “Staff”).

In accordance with ADI 2018-04, we will email you versions of the prospectus and statement of additional information included in the Amendment that are marked to show changes from the currently-effective versions thereof.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Paris | São Paulo | Washington, DC

February 3, 2022

Please telephone the undersigned at 212.969.3151, or Robert Spiro of this office at 212.969.3722, if you have any questions.

Very truly yours,

/s/ Devin Kasinki

Devin Kasinki

cc:	Robert Spiro